CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	$ 238,985	$ 216,647	$ 181,652
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	332,027	303,237	249,212
Deferred income taxes	50,717	54,162	51,041
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(48,772)	(54,245)	(15,862)
Accrued utility revenue	(3,300)	(1,900)	1,000
Deferred purchased gas costs	36,239	(58,491)	82,574
Accounts payable	(7,694)	(1,865)	11,778
Accrued taxes	15,171	5,243	(11,955)
Other current assets and liabilities	107,427	74,137	(54,073)
Gains on sale of equipment	(1,848)	(5,473)	(1,703)
Changes in undistributed stock compensation	7,114	6,896	6,111
Equity AFUDC	(4,724)	(4,161)	(3,627)
Changes in deferred charges and other assets	(32,591)	(21,051)	(5,738)
Changes in other liabilities and deferred credits	(62,671)	(12,764)	38,446
Net cash provided by operating activities	626,080	500,372	528,856
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(825,105)	(938,148)	(765,914)
Acquisition of businesses, net of cash acquired	0	(47,638)	(251,373)
Changes in customer advances	14,033	19,001	13,463
Other	9,003	15,153	4,341
Net cash used in investing activities	(802,069)	(951,632)	(999,483)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	139,245	157,946	354,402
Dividends paid	(125,504)	(116,127)	(100,240)
Issuance of long-term debt, net	662,377	531,596	565,172
Retirement of long-term debt	(356,406)	(213,789)	(237,758)
Change in short-term debt	(104,000)	59,000	(62,500)
Withholding remittance – share-based compensation	(2,736)	(1,858)	(3,110)
Other	(3,402)	(1,488)	(3,392)
Net cash provided by financing activities	209,574	415,280	512,574
Effects of currency translation on cash and cash equivalents	228	158	(208)
Change in cash and cash equivalents	33,813	(35,822)	41,739
Cash and cash equivalents at beginning of period	49,539	85,361	43,622
Cash and cash equivalents at end of period	83,352	49,539	85,361
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	105,182	102,258	86,562
Income taxes paid (received), net	(10,951)	2,752	1,221
Southwest Gas Corporation
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	159,118	163,171	138,842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	235,295	215,620	191,816
Deferred income taxes	44,997	33,681	42,999
Changes in current assets and liabilities:
Accounts receivable, net of allowances	3,933	(10,737)	(20,309)
Accrued utility revenue	(3,300)	(1,900)	1,000
Deferred purchased gas costs	36,239	(58,491)	82,574
Accounts payable	9,618	(27,473)	23,408
Accrued taxes	(1,527)	8,895	(18,732)
Other current assets and liabilities	48,545	89,171	(91,444)
Changes in undistributed stock compensation	5,294	5,146	5,355
Equity AFUDC	(4,724)	(4,161)	(3,627)
Changes in deferred charges and other assets	(44,291)	(31,767)	(7,049)
Changes in other liabilities and deferred credits	(65,136)	(13,361)	37,669
Net cash provided by operating activities	424,061	367,794	382,502
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(692,216)	(778,748)	(682,869)
Changes in customer advances	14,033	19,001	13,463
Other	771	(95)	14
Net cash used in investing activities	(677,412)	(759,842)	(669,392)
CASH FLOW FROM FINANCING ACTIVITIES:
Contributions from parent	177,922	159,936	113,549
Dividends paid	(104,500)	(95,900)	(87,000)
Issuance of long-term debt, net	446,508	297,222	297,495
Retirement of long-term debt	(125,000)	0	0
Change in short-term debt	(137,000)	42,000	(39,000)
Withholding remittance – share-based compensation	(2,736)	(1,858)	(3,110)
Other	(1,262)	(825)	(1,028)
Net cash provided by financing activities	253,932	400,575	280,906
Change in cash and cash equivalents	581	8,527	(5,984)
Cash and cash equivalents at beginning of period	40,489	31,962	37,946
Cash and cash equivalents at end of period	41,070	40,489	31,962
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	96,726	88,658	73,805
Income taxes paid (received), net	$ (19,603)	$ 678	$ (5,856)